Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	METROPOLITAN WEST FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 29, 2016
Supplement [Text Block]	mwf_SupplementTextBlock

METROPOLITAN WEST FUNDS

SUPPLEMENT DATED MARCH 17, 2017 TO

PROSPECTUS DATED JULY 29, 2016 (THE “PROSPECTUS”)

For current and prospective investors in the Metropolitan West Alphatrak 500 Fund (the “Fund”):

The principal investment strategies of the Fund have been restated in order to permit a dollar-weighted average maturity of less than one year.

Therefore, effective immediately, the second paragraph under the section entitled “Metropolitan West Alphatrak 500 Fund – Principal Investment Strategies” beginning on page 26 of the Prospectus is deleted in its entirety and replaced with the following (the revised sentence is underlined):

The Fund pursues its objective by investing, under normal circumstances, in S&P 500 Index futures contracts with a contractual or “notional” value substantially equal to the Fund’s total assets. The Fund will typically make margin deposits with futures commission merchants with a total value equal to approximately 4% to 5% of the notional value of the futures contracts and invest the rest of its assets in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations, mortgage-related issuers and governments. The portfolio duration is up to three years and the dollar-weighted average maturity is up to five years. At least 85% of the Fund’s fixed income investments will normally be rated at least investment grade or be unrated securities that are determined by the Adviser to be of similar quality. Up to 15% of the Fund’s fixed income investments may be invested in securities rated below investment grade.

METROPOLITAN WEST ALPHA TRAK 500 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mwf_SupplementTextBlock

METROPOLITAN WEST FUNDS

SUPPLEMENT DATED MARCH 17, 2017 TO

PROSPECTUS DATED JULY 29, 2016 (THE “PROSPECTUS”)

For current and prospective investors in the Metropolitan West Alphatrak 500 Fund (the “Fund”):

The principal investment strategies of the Fund have been restated in order to permit a dollar-weighted average maturity of less than one year.

Therefore, effective immediately, the second paragraph under the section entitled “Metropolitan West Alphatrak 500 Fund – Principal Investment Strategies” beginning on page 26 of the Prospectus is deleted in its entirety and replaced with the following (the revised sentence is underlined):

The Fund pursues its objective by investing, under normal circumstances, in S&P 500 Index futures contracts with a contractual or “notional” value substantially equal to the Fund’s total assets. The Fund will typically make margin deposits with futures commission merchants with a total value equal to approximately 4% to 5% of the notional value of the futures contracts and invest the rest of its assets in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations, mortgage-related issuers and governments. The portfolio duration is up to three years and the dollar-weighted average maturity is up to five years. At least 85% of the Fund’s fixed income investments will normally be rated at least investment grade or be unrated securities that are determined by the Adviser to be of similar quality. Up to 15% of the Fund’s fixed income investments may be invested in securities rated below investment grade.